Basis of preparation	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis of preparation
2.	Basis of preparation

2.1.	Statement of compliance and authorization of financial statements

These consolidated financial statements were authorized for issue by the Company’s Board of Directors on February 27, 2019 and prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). These financial statements have been revised in order to reclassify the results and cash flows of discontinued operations (note 2.1.1) for all prior periods reported, as required by the Securities and Exchange Commission (SEC). The presentation of discontinued operations is the only change to the consolidated financial statements.

The consolidated financial statements have been prepared under the historical cost convention, except when otherwise indicated. The summary of significant accounting policies used in the preparation of these financial statements is set out in note 4.

The preparation of the financial statements requires the use of estimates and assumptions which may affect the application of accounting policies and reported amounts of assets, liabilities revenues and expenses. Although our management periodically reviews these assumptions and judgments, the actual results could differ from these estimates. For further information on accounting estimates, see note 5.

The accompanying revised consolidated financial statements were approved and authorized for issue by the Company’s Board of Directors on December 27, 2019 solely to give retroactive effect to the presentation of discontinued operations, and not to reflect any other subsequent events since February 27, 2019.

2.1.1.	Discontinued operation - Public offer of shares of Petrobras Distribuidora S.A. (BR Distribuidora)

On May 22, 2019, the Company’s Board of Directors approved the sale of a further portion of the Company’s interest in BR Distribuidora, to be carried out through a secondary public offering (follow-on).

On July 23, 2019, the Board of Directors approved the sale of 349,500,000 shares at a price per share of US$ 6.5123 (R$ 24.50).

On July 25, 2019, an overallotment option was fully exercised and the number of shares offered increased by 43,687,500, under the same conditions and at the same price per share initially offered. Thus, the offering amount totaled US$ 2,561 and Petrobras’ interest in BR’s capital stock decreased to 37.50%. After the closing of this operation, Petrobras is no longer the controlling shareholder of BR Distribuidora.

The supply relationship will continue after the disposal as this transaction does not change the current supply contracts.

As BR Distribuidora represented a separate major line of business, the disposed interest is considered a discontinued operation. The statements of income and cash flows of the discontinued operations are presented below:

	2018	2017	2016

Sales revenues	10,946	10,943	8,979
Cost of sales	(9,334)	(8,949)	(7,116)
Gross profit	1,612	1,994	1,863

Income (expenses)
Selling expenses	(804)	(924)	(1,094)
General and administrative expenses	(216)	(261)	(239)
Other taxes	(82)	(54)	(39)
Other income and expenses	133	(89)	(486)
	(969)	(1,328)	(1,858)

Income before finance income (expense), results in equity-accounted investments and income taxes	643	666	5
Net finance income (expense)	628	(175)	(178)
Results of equity-accounted investments	–	(1)	–
Net income before income taxes	1,271	490	(173)
Income taxes	(428)	(131)	92
Net income (loss) for the year from discontinued operations	843	359	(81)

	2018	2017	2016
Cash flows from Operating activities
Net income for the period	843	359	(81)
Adjustments for:
Pension and medical benefits (actuarial expense)	121	158	110
Depreciation, depletion and amortization	115	142	131
Foreign exchange, indexation and finance charges	(644)	188	393
Deferred income taxes, net	395	68	(175)
Others	7	–	182

Decrease (Increase) in assets
Trade and other receivables, net	467	(50)	142
Other assets	103	(265)	(166)
Increase (Decrease) in liabilities
Trade payables	(168)	9	(114)
Pension and medical benefits	(3)	(43)	(40)
Other liabilities	(325)	(139)	516
Income taxes paid	(5)	(30)	(92)
Discontinued operation - Net cash provided by operating activities	906	397	806
Cash flows from Investing activities
Acquisition of PP&E and intangibles assets	(116)	(93)	(116)
Divestment (Investment) in marketable securities	72	817	55
Others	–	3	–
Discontinued operation - Net cash (used in) provided by investing activities	(44)	727	(61)
Cash flows from Financing activities
Equity contributions	–	1,944	–
Proceeds from financing	244	–	–
Repayment of principal	(49)	(2,478)	(44)
Repayment of interest	(88)	(481)	(540)
Dividends paid	(263)	(210)	(208)
Others		48	–
Discontinued operation - Net cash used in financing activities	(156)	(1,177)	(792)
Effect of exchange rate changes on cash and cash equivalents	1	1	41
Net increase (decrease) in cash and cash equivalents	707	(52)	(6)

Cash and cash equivalents at the beginning of the year	149	201	207

Cash and cash equivalents at the end of the year	856	149	201

2.2.	Functional and presentation currency

The functional currency of Petrobras and all of its Brazilian subsidiaries is the Brazilian Real. The functional currency of most of the Petrobras entities that operate outside Brazil is the U.S. dollar.

Petrobras has selected the U.S. dollar as its presentation currency to facilitate a more direct comparison to other oil and gas companies. The financial statements have been translated from the functional currency (Brazilian real) into the presentation currency (U.S. dollar). All assets and liabilities are translated into U.S. dollars at the closing exchange rate at the date of the financial statements; income and expenses, as well as cash flows are translated into U.S. dollars using the average exchange rates prevailing during the period. All exchange differences arising from the translation of the consolidated financial statements from the functional currency into the presentation currency are recognized as cumulative translation adjustments (CTA) within accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity.

Brazilian Real x U.S. Dollar	Quarterly average exchange rate	Period-end exchange rate
Dec 2018	3.81	3.87
Sep 2018	3.95	4.00
Jun 2018	3.61	3.86
Mar 2018	3.24	3.32
Dec 2017	3.25	3.31
Sep 2017	3.16	3.17
Jun 2017	3.22	3.31
Mar 2017	3.15	3.17
Dec 2016	3.29	3.26
Sep 2016	3.25	3.25
Jun 2016	3.51	3.21
Mar 2016	3.91	3.56

2.3.	Changes in accounting polices

IFRS 9, IFRS 15 and IFRIC 22 have been effective since January 1, 2018. Accordingly, the Company changed, in 2018, accounting policies related to financial instruments, revenue recognition and transactions that include the receipt or payment of advance consideration in a foreign currency.

2.3.1.	IFRS 9 - Financial instruments

IFRS 9 establishes, among others things, new requirements for classification and measurement of financial assets, measurement and recognition of impairment of financial assets, changes in the terms of financial assets and liabilities, hedge accounting and disclosure.

As permitted by IFRS 9, the company did not restate prior periods with respect to classification and measurement (including impairment and modification of financial assets and liabilities) changes. Differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 were recognized at January 1, 2018 in retained earnings within equity.

The new hedge accounting requirements were applied prospectively. The cash flow hedge relationships of highly probable future exports designated under IAS 39 were regarded as continuing hedging relationships under IFRS 9, since they also qualify for hedge accounting in accordance with the new standard.

Information on the consolidated impacts at January 1, 2018 is presented below:

Item of Consolidated Statement of Financial Position	Balance at 12.31.2017	Adjustment by initial application of IFRS 9	Note	Balance at 01.01.2018

Current assets

Trade and other receivables	4,972	(103)	2.3.1 b	4,869

Non-current assets

Trade and other receivables	5,175	(19)	2.3.1 b	5,156

Deferred income taxes	3,438	122		3,560

Others	3,084	(23)	2.3.1 b	3,061

Current liabilities

Finance debt	7,001	1	2.3.1 a	7,002

Others	2,508	(7)	2.3.1 a	2,501

Non-current liabilities

Finance debt	102,045	241	2.3.1 a	102,286

Equity

Accumulated other comprehensive (deficit)	(81,422)	(20)	2.3.1 c	(81,442)

Retained earnings		(222)		(222)

Non-controlling interests	1,700	(15)		1,685

a) Modification of contractual cash flows

When the contractual cash flows of a financial liability measured at amortized cost are renegotiated or modified and this change is not substantial, its gross carrying amount will reflect the discounted present value of its cash flows under the new terms using the original effective interest rate. The difference between the book value immediately prior to such modification and the new gross carrying amount is recognized as gain or loss in the statement of income.

b) Impairment of financial assets

IFRS 9 replaced the incurred loss model stated in IAS 39 by the expected credit loss model for the recognition of impairment on financial assets measured at amortized cost, including lease receivables, and on financial assets measured at fair value through other comprehensive income.

c) Classification and measurement of financial assets

This new standard established 3 categories in which financial assets are generally classified: Amortized cost, Fair value through other comprehensive income and Fair value through profit or loss. The classification of a financial asset is based on the business model in which assets are managed and on their contractual cash flow characteristics.

The following table presents comparative information of marketable securities between the former classification and measurement in accordance with IAS 39 and the current requirements following the effectiveness of IFRS 9:

	Carrying amount according to IAS 39 at December 31, 2017				Carrying amount according to IFRS 9 at January 1, 2018
Classification according to IAS 39	In Brazil	Abroad	Total	Classification according to IFRS 9	In Brazil	Abroad	Total
Trading securities	1,067	–	1,067	Fair value through profit or loss	1,276	-	1,276

Available-for-sale securities	153	609	762	Fair value through other comprehensive income	13	609	622

Held-to-maturity securities	120	–	120	Amortised cost	51	-	51
	1,340	609	1,949		1,340	609	1,949

Information about accounting policies, key estimates and judgments related to financial instruments is presented in notes 4 and 5.

2.3.2.	Revenue from Contracts with Customers

For the purposes of the transition requirements, the Company applied IFRS 15 retrospectively with the cumulative effect of its application recognized at its effective date within retained earnings. However, the changes arising from the adoption of IFRS 15 only affected the way certain revenues from contracts with customers are disclosed within the statement of income and did not affect net income. Accordingly, there were no impacts within retained earnings (equity).

The following table presents the impacts of adoption of this standard in 2018:

		Initial application of IFRS 15

	2018	Agent	Breakage	Others	Amount without effects of initial application of IFRS 15 - 2018
Sales revenues	84,638	3,720	(273)	(24)	88,061
Cost of sales	(52,184)	(3,720)	20	–	(55,884)
Gross profit	32,454	–	(253)	(24)	32,177
Income and expenses	(15,666)	–	253	24	(15,389)

Income before finance income (expense), results in equity-accounted investments and income taxes	16,788	–	–	–	16,788

The Company acting as an agent

In accordance with accounting policies at December 31, 2017, the Company was regarded as the principal in the sale of biodiesel. Therefore, the revenues from these sales, cost of the products sold and sales expenses were presented separately in the statement of income. However, under the new standard’s requirements, the Company acts as an agent because it does not obtain control of goods or services provided by another party before it is transferred to the customer. From January 1, 2018, revenues from these sales have been presented in the statement of income net of their cost of sales and sales expenses.

Non-exercised right income (breakage)

In accordance with accounting policies at December 31, 2017, the Company regarded the income from rights not exercised by customers in certain take or pay and ship or pay contracts as penalties revenue and presented it as other income and expenses in the statement of income. However, according to the new standard’s requirements, the Company has accounted for and presented its income from rights not exercised by customers as sales revenues in the statement of income, as from January 1, 2018.

Information about accounting policies related to revenue from contract with customers is presented in note 4.

2.3.3.	IFRIC 22 Foreign Currency Transactions and Advance Consideration

Based on the transition provisions of IFRIC 22, the Company has applied the new requirements prospectively from January 1, 2018. IFRIC 22 clarifies that the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration.